Note 2 - Basis of Presentation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Feb. 01, 2019	Feb. 01, 2018
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 800	$ 600	$ (400)
Goodwill, Impairment Loss	0	0	$ 0
Contract with Customer, Asset, after Allowance for Credit Loss, Total	1,353	1,107
Other Assets, Noncurrent, Total	15,550	13,520
Deferred Income Tax Liabilities, Net, Total	29,385	15,067
Retained Earnings (Accumulated Deficit), Ending Balance	(83,670)	(135,770)
Operating Lease, Liability, Total	13,063
Operating Lease, Right-of-Use Asset	$ 12,165	$ 12,877
Accounting Standards Update 2014-09 [Member]
Contract with Customer, Asset, after Allowance for Credit Loss, Total					$ 500
Other Assets, Noncurrent, Total					4,200
Deferred Income Tax Liabilities, Net, Total					1,100
Retained Earnings (Accumulated Deficit), Ending Balance					3,600
The Accounting Standards Update 2016-16 [Member]
Retained Earnings (Accumulated Deficit), Ending Balance					$ 4,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total				$ 10,400
Operating Lease, Right-of-Use Asset				$ 10,400
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Deferred Share Unit Plan [Member]
Base Annual Fee, Percent	50.00%
Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Minimum [Member]
Costs to Obtain a Contract with a Customer, Period of Benefit Including Renewals (Year)	4 years
Minimum [Member] | Share-based Payment Arrangement, Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Minimum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period (Year)	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	1 year
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member]
Costs to Obtain a Contract with a Customer, Period of Benefit Including Renewals (Year)	6 years
Maximum [Member] | Share-based Payment Arrangement, Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Maximum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period (Year)	5 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	13 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	14 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years
Existing Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Existing Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	12 years
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	1 year
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	12 years